Basis for the presentation of the consolidated financial statements and applicable accounting standard (Tables)	12 Months Ended
Dec. 31, 2025
Basis for the presentation of the consolidated financial statements and applicable accounting standard [Abstract]
Summary of Consolidated Subsidiaries
As of December 31, 2025, and 2024 and for the years ended December 31, 2025, 2024 and 2023, the Entity has consolidated its financial statements with the financial statements of the following companies, except for FCA Compañia Financiera S.A. that it is consolidated with the Entity as of December 31, 2025:

Subsidiaries	Registered Office	Province	Country	Main Business Activity
Volkswagen Financial Services Cía. Financiera S.A.	Av. Córdoba 111, 30th floor	City of Buenos Aires	Argentina	Financing
PSA Finance Arg. Cía. Financiera S.A.	Carlos María Della Paolera 265, 22nd floor	City of Buenos Aires	Argentina	Financing
FCA Compañía Financiera S.A. (1)	Carlos María Della Paolera 265, 22nd floor	City of Buenos Aires	Argentina	Financing
Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A. (undergoing liquidation proceedings) (1)	Av. Córdoba 111, 22nd floor	City of Buenos Aires	Argentina	Retirement and Pension Fund Manager
BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión.	Av. Córdoba 111, 30th floor	City of Buenos Aires	Argentina	Mutual Funds Management
(1)Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A. (undergoing liquidation proceedings) (“Consolidar A.F.J.P. S.A. (undergoing liquidation proceedings)”): a corporation incorporated under the laws of Argentina undergoing liquidation proceedings. On December 4, 2008, Law No. 26,425 was enacted, providing for the elimination and replacement of the capitalization regime that was part of the Integrated Retirement and Pension System, with a single pay-as-you go system named the Argentine Integrated Retirement and Pensions System (SIPA). Consequently, Consolidar A.F.J.P. S.A. (undergoing liquidation proceedings) ceased to manage the resources that were part of the individual capitalization accounts of affiliates and beneficiaries of the capitalization regime of the Integrated Retirement and Pension System, which were transferred to the Guarantee Fund for the Sustainability of the Argentine Retirement and Pension Regime as they were already invested, and the Argentine Social Security Office (ANSES, as per its Spanish acronym) is now the sole and exclusive owner of those assets and rights. Likewise, on October 29, 2009, the ANSES issued Resolution 290/2009, whereby retirement and pension fund managers interested in reconverting their corporate purpose to manage the funds for voluntary contributions and deposits held by participants in their capitalization accounts had 30 business days to express their intention to that end. On December 28, 2009, based on the foregoing and taking into consideration that it is impossible for Consolidar A.F.J.P. S.A. (undergoing liquidation proceedings) to comply with the corporate purpose for which it was incorporated, it was resolved, at a Unanimous General and Extraordinary Shareholders’ Meeting to approve the dissolution and subsequent liquidation of that company effective as of December 31, 2009.
On December 7, 2010, Consolidar A.F.J.P. S.A. (undergoing liquidation proceedings) filed a lawsuit for damages against the Argentine government under case No. 40.437/2010. The lawsuit was ratified by BBVA Banco Francés in its capacity as the Company’s majority shareholder. On July 1, 2021, a decision rejecting the claim was issued. On August 9, 2022, Room I of the Federal Court of Appeals in Contentious and Administrative Matters ratified the trial court decision. On August 25, 2022, a federal extraordinary appeal was filed against the abovementioned resolution, which was partially accepted in regard to the federal issue at stake and rejected the request concerning the grounds of arbitrariness through the court decision dated September 15, 2022. Considering the partial rejection, an appeal was filed with the Argentine Supreme Court of Justice on September 21, 2022. The Attorney General of the Nation has been notified and issued two non-binding opinions recommending to the Supreme Court of Justice of the Nation the rejection of the appeals filed by Consolidar AFJP S.A. As of the date of issuance of these financial statements, neither the outcome of the legal process referred to above nor the final assessment of the case by the Argentine Supreme Court of Justice can be estimated. Similarly, in the hypothetical event of a rejection, all or part of the legal costs may be imposed on Consolidar AFJP S.A. (undergoing liquidation proceedings) and the assets of such entity were insufficient to bear them, the Bank would bear these expenses, reserving the right to recover the proportional part related to the remaining shareholder.
Summary of Interest in Consolidated Companies
As of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023, the Entity’s interest in its consolidated companies was as follows, except for FCA Compañia Financiera S.A. that it is consolidated with the Entity as of December 31, 2025:

Subsidiaries	Shares		Interest held by the Entity		Non-controlling Interests
	Type	Number	% of Total Shares	% of Total Votes	% of Total Shares	% of Total Votes
Volkswagen Financial Services Cía. Financiera S.A.	Common	897,000,000	51.00%	51.00%	49.00%	49.00%
PSA Finance Arg. Cía. Financiera S.A. (1)	Common	52,178	50.00%	50.00%	50.00%	50.00%
FCA Compañía Financiera S.A. (1)	Common	721,431,000	50.00%	50.00%	50.00%	50.00%
Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A. (undergoing liquidation proceedings) (2)	Common	235,738,503	53.89%	53.89%	46.11%	46.11%
BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión.	Common	242,524	100.00%	100.00%	0.00%	0.00%
(1)According to the Shareholders’ Agreement, the Bank controls the entity because it is exposed, or has rights, to variable returns from its continued involvement with the entity and has the ability to direct the relevant activities in order to affect those returns, such as financial and risk management activities, among others.
(2)On November 28, 2023, a contribution of 120,000 (432,309 in restated values) was made, which was integrated in cash. The Bank subscribed 64,667 (232,977 in restated values) and Banco Bilbao Vizcaya Argentaria S.A. (BBVA) 55,333 (199,332 in restated values).
Summary of Entity's and Subsidiaries' Total Assets, Liabilities, and Equity
The Entity’s and its subsidiaries’ total assets, liabilities and equity as of December 31, 2025 and 2024, are as follows:

The Entity’s and its subsidiaries’	December 31, 2025
	Assets	Liabilities	Equity attributable to owners of the Bank	Non-controlling interests	Total comprehensive (loss) income attributable to owners of the Bank	Total comprehensive (loss) income attributable to non-controlling interests
Volkswagen Financial Services Cía. Financiera S.A.	560,772,538	472,460,010	45,039,390	43,273,138	6,354,334	6,105,144
PSA Finance Arg. Cía. Financiera S.A.	356,431,344	297,794,492	29,318,426	29,318,426	11,359,648	11,359,622
FCA Compañía Financiera S.A. (1)	396,754,020	320,138,020	38,308,000	38,308,000	—	—
Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A.(undergoing liquidation proceedings)	483,808	100,328	206,657	176,823	(42,104)	(36,026)
BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión	127,330,747	43,546,635	83,784,112	—	43,247,670	—
The Entity	24,537,865,376	21,105,587,890	3,432,277,486	—	164,168,537	—
Eliminated	(571,246,525)	(374,589,940)	(196,656,585)	—	(60,919,548)	—
The Group	25,408,391,308	21,865,037,435	3,432,277,486	111,076,387	164,168,537	17,428,740
(1)Corresponds to the fair value of the identifiable assets and liabilities.

The Entity’s and its subsidiaries’	December 31, 2024
	Assets	Liabilities	Equity attributable to owners of the Bank	Non-controlling interests	Total comprehensive (loss) income attributable to owners of the Bank	Total comprehensive (loss) income attributable to non-controlling interests
Volkswagen Financial Services Cía. Financiera S.A.	344,083,387	268,230,337	38,685,056	37,167,994	5,597,697	5,378,177
PSA Finance Arg. Cía. Financiera S.A.	198,795,229	162,877,625	17,958,802	17,958,802	(1,360,309)	(1,360,309)
Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A.(undergoing liquidation proceedings)	554,905	93,294	248,760	212,851	(175,986)	(150,578)
BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión	50,788,203	10,251,981	40,536,222	—	26,227,101	—
The Entity	19,049,456,851	15,663,726,462	3,385,730,389	—	52,003,501	—
Eliminated	(279,945,505)	(182,516,665)	(97,428,840)	—	(30,288,503)	—
The Group	19,363,733,070	15,922,663,034	3,385,730,389	55,339,647	52,003,501	3,867,290

Summary of Fair Values of Assets and Liabilities at Acquisition Date
The fair values of FCA CF's assets and liabilities at the acquisition date were:

ASSETS
Cash and cash equivalents	9,246,080
Loans to customers	385,858,034
Tangible assets	634,988
Intangible assets	795,375
Other assets	219,543
396,754,020

LIABILITIES
Derivatives	148,556
Bank loans	160,466,036
Deposits from customers	25,832,464
Other financial liabilities	89,685,797
Debt securities issued	27,187,690
Income tax liabilities - Deferred	6,573,903
Income tax liabilities - Current	4,979,342
Provisions	524,954
Other liabilities	4,739,278
320,138,020

NET ASSETS AT FAIR VALUE	76,616,000